April 15, 2010

Dreyfus Investment Funds
-Dreyfus/Standish Global Fixed Income Fund

Supplement to Statement of Additional Information (the “SAI”)
dated December 1, 2009

     Effective April 16, 2010, the following information supplements the information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     David C. Leduc serves as the Fund’s primary portfolio manager. Brendan Murphy is an additional portfolio manager of the Fund.

April 15, 2010

Dreyfus Investment Funds
-Dreyfus/Standish International Fixed Income Fund

Supplement to Statement of Additional Information (the “SAI”)
dated May 1, 2009

     Effective April 16, 2010, the following information supplements the information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     David C. Leduc serves as the primary portfolio manager of Dreyfus/Standish International Fixed Income Fund. Brendan Murphy is an additional portfolio manager of Dreyfus/Standish International Fixed Income Fund.